Intangible assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Intangible assets, Net [Abstract]
Schedule of Intangible Assets, Net
	As of December 31
	2014	2015
	RMB	RMB

Internally developed software	21,768	33,624
Trademark	549	685

Accumulated amortization	(7,649)	(14,181)

Intangible assets, net	14,668	20,128